Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
22. Quarterly Results of Operations (Unaudited)
The unaudited quarterly results of operations for 2016 and 2015 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
2016
Total revenues	$16,097	$16,025	$15,833	$12,635
Total expenses	$13,780	$13,979	$14,674	$14,017
Income (loss) from continuing operations, net of income tax	$1,770	$1,475	$1,024	$(795)
Income (loss) from discontinued operations, net of income tax	$433	$(1,361)	$(451)	$(1,291)
Net income (loss)	$2,203	$114	$573	$(2,086)
Less: Net income (loss) attributable to noncontrolling interests	$2	$4	$(4)	$2
Net income (loss) attributable to MetLife, Inc.	$2,201	$110	$577	$(2,088)
Less: Preferred stock dividends	$6	$46	$6	$45
Preferred stock repurchase premium	$—	$—	$—	$—
Net income (loss) available to MetLife, Inc.’s common shareholders	$2,195	$64	$571	$(2,133)
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.60	$1.30	$0.93	$(0.77)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.39	$(1.24)	$(0.41)	$(1.17)
Net income (loss) attributable to MetLife, Inc.	$2.00	$0.10	$0.52	$(1.90)
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.99	$0.06	$0.52	$(1.94)
Diluted earnings per common share (1)
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.59	$1.29	$0.92	$(0.77)
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.39	$(1.23)	$(0.41)	$(1.17)
Net income (loss) attributable to MetLife, Inc.	$1.99	$0.10	$0.52	$(1.90)
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.98	$0.06	$0.51	$(1.94)
2015
Total revenues	$16,255	$14,225	$15,864	$14,990
Total expenses	$13,875	$13,546	$14,079	$14,126
Income (loss) from continuing operations, net of income tax	$1,685	$801	$897	$625
Income (loss) from discontinued operations, net of income tax	$478	$318	$301	$217
Net income (loss)	$2,163	$1,119	$1,198	$842
Less: Net income (loss) attributable to noncontrolling interests	$5	$4	$(5)	$8
Net income (loss) attributable to MetLife, Inc.	$2,158	$1,115	$1,203	$834
Less: Preferred stock dividends	$30	$31	$6	$49
Preferred stock repurchase premium	$—	$42	$—	$—
Net income (loss) available to MetLife, Inc.’s common shareholders	$2,128	$1,042	$1,197	$785
Basic earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.47	$0.65	$0.80	$0.51
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.42	$0.28	$0.27	$0.20
Net income (loss) attributable to MetLife, Inc.	$1.92	$1.00	$1.08	$0.75
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.89	$0.93	$1.07	$0.71
Diluted earnings per common share
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders	$1.45	$0.64	$0.79	$0.51
Income (loss) from discontinued operations, net of income tax, attributable to MetLife, Inc.	$0.42	$0.28	$0.27	$0.19
Net income (loss) attributable to MetLife, Inc.	$1.90	$0.99	$1.06	$0.74
Net income (loss) available to MetLife, Inc.’s common shareholders	$1.87	$0.92	$1.06	$0.70

__________________

(1)
For the three months ended December 31, 2016, 9.2 million shares related to the assumed exercise or issuance of stock-based awards have been excluded from the weighted average common shares outstanding - diluted, as to include these assumed shares would be anti-dilutive to net income (loss) available to common shareholders per common share - diluted.